Exchangeable note liabilities - Changes in Fair Value Measurement Of Liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in fair value measurement, liabilities
Liabilities at beginning of period	¥ 612,350
Liabilities at end of period	¥ 763,362
Exchangeable note liabilities
Reconciliation of changes in fair value measurement, liabilities
Liabilities at beginning of period		¥ 185,745	¥ 128,820
Change in fair value		(45,274)	56,925
Converted into ordinary share upon initial public offering		(140,471)
Liabilities at end of period			185,745
Fair value changes for the year included in consolidated statement of comprehensive income for liabilities held at the year end		¥ (45,274)	¥ 56,925